Borrowings - Finance Lease Liabilities (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) Capacity	Jun. 30, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023
Sale Leaseback Transaction [Line Items]
Finance lease liabilities	$ 444,901	$ 444,901	$ 468,414
Payments related to finance lease liabilities	$ 20,307	$ 20,307		$ 12,119
Debt instrument, covenant description		The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.
Debt instrument, covenant compliance		As of June 30, 2024, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-term debt, weighted average interest rate	7.10%	7.10%		7.20%	7.40%
Navios Venus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2015
Vessel type	Ultra-Handymax
Vessel capacity in DWT | Capacity	61,339
Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Increase in finance lease liability		$ 26,062
Finance Lease Liabilities [Member] | Navios Venus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2015
Vessel type	Ultra-Handymax
Vessel capacity in DWT | Capacity	61,339
Finance lease liabilities	$ 27,383	$ 27,383
Lessee, finance lease, discount rate	6.00%	6.00%
Finance Lease Liabilities [Member] | Navios Coral [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2016
Vessel type		Kamsarmax
Vessel capacity in DWT | Capacity		84,904
Term of Contract		three-year
Lessee, finance lease, discount rate	6.00%	6.00%
Decrease in finance lease liability		$ 636
Finance Lease Liabilities [Member] | Navios Amber [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2015
Vessel type		Kamsarmax
Vessel capacity in DWT | Capacity		80,994
Term of Contract		one-year
Finance lease liabilities	$ 31,009	$ 31,009
Lessee, finance lease, discount rate	6.00%	6.00%
Date of delivery		July 29, 2022
Increase in finance lease liability		$ 592
Finance Lease Liabilities [Member] | Navios Citrine [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2017
Vessel type		Kamsarmax
Vessel capacity in DWT | Capacity		81,626
Term of Contract		three-year
Finance lease liabilities	$ 26,140	$ 26,140
Lessee, finance lease, discount rate	6.00%	6.00%
Decrease in finance lease liability		$ 969
Finance Lease Liabilities [Member] | Navios Dolphin [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2017
Vessel type		Kamsarmax
Vessel capacity in DWT | Capacity		81,630
Term of Contract		three-year
Finance lease liabilities	$ 26,164	$ 26,164
Lessee, finance lease, discount rate	6.00%	6.00%
Decrease in finance lease liability		$ 1,024